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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirius Advisors LLC
                 -------------------------------

   Address:      2321 Rosecrans Ave, Suite 3200
                 -------------------------------
                 El Segundo, CA  90245
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Garrett M. Wilson
         -------------------------------
Title:   President
         -------------------------------
Phone:   (310) 492-5114
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Garrett M. Wilson           El Segundo, CA     May 15, 2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         29
                                        --------------------

Form 13F Information Table Value Total:       $322,817
                                        --------------------
                                            (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE


      COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ --------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE    SHARED  NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ --------- ------- -------- -----
ADVANCED MEDICAL
 OPTICS INC               COM              00763M108 2798     60000     SH           SOLE              0      60000        0     0
AETNA INC NEW             COM              00817Y108 8845     180000    SH           SOLE              0     180000        0     0
AMERICAN RETIREMENT CORP  COM              028913101 1537     60000     SH           SOLE              0      60000        0     0
AMGEN INC                 COM              031162100 39612    544500    SH           SOLE              0     544500        0     0
ARTHROCARE CORP           COM              043136100 9421     197000    SH           SOLE              0     197000        0     0
BAXTER INTL INC           COM              071813109 6016     155000    SH           SOLE              0     155000        0     0
BIO RAD LABS INC          CL A             090572207 2575     41300     SH           SOLE              0      41300        0     0
BIOMET INC                COM              090613100 6216     175000    SH           SOLE              0     175000        0     0
BOSTON SCIENTIFIC CORP    COM              101137107 6108     265000    SH           SOLE              0     265000        0     0
CAREMARK RX INC           COM              141705103 10628    216100    SH           SOLE              0     216100        0     0
CONOR MEDSYSTEMS INC      COM              208264101 4410     150000    SH           SOLE              0     150000        0     0
COOPER COS INC            COM NEW          216648402 4322     80000     SH           SOLE              0      80000        0     0
COVANCE INC               COM              222816100 3525     60000     SH           SOLE              0      60000        0     0
COVENTRY HEALTH CARE INC  COM              222862104 6882     127500    SH           SOLE              0     127500        0     0
DJ ORTHOPEDICS INC        COM              23325G104 5896     148300    SH           SOLE              0     148300        0     0
HEALTHEXTRAS INC          COM              422211102 3177     90000     SH           SOLE              0      90000        0     0
JOHNSON & JOHNSON         COM              478160104 23392    395000    SH           SOLE              0     395000        0     0
LABORATORY CORP AMER
 HLDGS                    COM NEW          50540R409 8480     145000    SH           SOLE              0     145000        0     0
MCKESSON CORP             COM              58155Q103 8654     166000    SH           SOLE              0     166000        0     0
MEDCO HEALTH SOLUTIONS
 INC                      COM              58405U102 10946    191300    SH           SOLE              0     191300        0     0
MERCK & CO INC            COM              589331107 44834    1272600   SH           SOLE              0    1272600        0     0
OMNICARE INC              COM              681904108 14528    264200    SH           SOLE              0     264200        0     0
ORASURE TECHNOLOGIES INC  COM              68554V108 6180     600000    SH           SOLE              0     600000        0     0
QUIDEL CORP               COM              74838J101 3218     250000    SH           SOLE              0     250000        0     0
SCHERING PLOUGH CORP      COM              806605101 44693    2353500   SH           SOLE              0    2353500        0     0
SFBC INTL INC             COM              784121105 3657     150000    SH           SOLE              0     150000        0     0
TEVA PHARMACEUTICAL
 INDS LTD                 ADR              881624209 10295    250000    SH           SOLE              0     250000        0     0
VCA ANTECH INC            COM              918194101 2563     90000     SH           SOLE              0      90000        0     0
WYETH                     COM              983024100 19408    400000    SH           SOLE              0     400000        0     0